Cover	12 Months Ended
Oct. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Oct. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	MaxsMaking Inc.
Entity Central Index Key	0002008007
Entity File Number	001-42735
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--10-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Feb. 01, 2024
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Room 903, Building 2, Kangjian Business Plaza
Entity Address, Address Line Two	No. 1288 Zhennan Road
Entity Address, Address Line Three	Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200331
Entity Listings [Line Items]
Title of 12(b) Security	A shares, par value $0.01 per share
Trading Symbol	MAMK
Security Exchange Name	NASDAQ
Common Class A
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	9,200,000
Common Class B
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	7,425,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Xiaozhong Lin
Contact Personnel Email Address	mamk@maxsmaking.com
Entity Address, Address Line One	Room 903, Building 2, Kangjian Business Plaza
Entity Address, Address Line Two	No. 1288 Zhennan Road
Entity Address, Address Line Three	Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200331
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	(21) 62990223